Note 4 - Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	$ 421,390	$ 52,823	$ 822,489	$ 141,707	$ 210,123	$ 70,725
Depreciation	$ 257,197	$ 52,823	$ 532,682	$ 141,707